Retirement and Deferred Compensation Plans - Allocations for Plan Asset Holding and Target Allocation for Company's Plan Asset (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets at Year-End	100.00%	100.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%
Percentage of Plan Assets at Year-End	0.00%	1.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	50.00%
Percentage of Plan Assets at Year-End	51.00%	49.00%
Equity Securities [Member] | UK Quoted Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	17.00%
Percentage of Plan Assets at Year-End	18.00%	16.00%
Equity Securities [Member] | Overseas Quoted Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	33.00%
Percentage of Plan Assets at Year-End	33.00%	33.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	50.00%
Percentage of Plan Assets at Year-End	49.00%	50.00%
Debt Securities [Member] | U.K. Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	30.00%
Percentage of Plan Assets at Year-End	29.00%	30.00%
Debt Securities [Member] | U.K. Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Percentage of Plan Assets at Year-End	20.00%	20.00%